UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

10.31.2008

John Hancock Preferred Income Fund II
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 16.52%					$46,578,297
(Cost $53,745,475)

Diversified Banks 0.85%					2,400,000
Lloyds TSB Bank PLC,
Sub Note	6.900%	11/29/49	A+	$4,000	2,400,000

Electric Utilities 8.53%					24,055,507
DPL Capital Trust II (Z)	8.125	09/01/31	BB+	22,150	20,568,202
Entergy Gulf States, Inc., (Z)
1st Mtg Bond	6.200	07/01/33	BBB+	5,000	3,487,305

Multi-Utilities 4.82%					13,578,425
Dominion Resources Capital Trust I (Z)	7.830	12/01/27	BBB	8,450	8,013,090
Dominion Resources Capital Trust III (Z)	8.400	01/15/31	BBB	5,000	5,565,335

Gas Utilities 2.32%					6,544,365
Southern Union Co.,
Jr Sub Note, Ser A (7.20% to 11-1-11 then variable)
(P) (Z)	7.200	11/01/66	BB	10,550	6,544,365

Issuer				Shares	Value
Common stocks 1.64%					$4,610,500
(Cost $4,446,961)

Electric Utilities 0.55%					1,560,875
American Electric Power Co., Inc.				22,500	734,175
FPL Group, Inc.				17,500	826,700

Gas Utilities 0.17%					478,500
ONEOK, Inc.				15,000	478,500

Integrated Oil & Gas 0.31%					869,750
BP PLC, SADR				17,500	869,750

Integrated Telecommunication Services 0.14%					401,550
AT&T, Inc.				15,000	401,550

Multi-Utilities 0.26%					719,925
Public Service Enterprise Group, Inc. (Z)				22,500	633,375
TECO Energy, Inc.				7,500	86,550

Oil & Gas Storage & Transportation 0.21%					579,900
Spectra Energy Corp.				30,000	579,900
		Credit
Issuer, description		rating (A)		Shares	Value
Preferred Stocks 129.24%					$364,343,095
(Cost $522,858,658)

Agricultural Products 4.97%					14,000,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (B) (S) (Z)		BBB-		160,000	14,000,000

Broadcasting & Cable TV 5.74%					16,190,294
CBS Corp., 6.75% (Z)		BBB		122,800	1,808,844
Comcast Corp. , 6.625% (Z)		Baa2		118,500	2,144,850
Comcast Corp., Ser B , 7.00% (Z)		BBB+		610,000	12,236,600

John Hancock Preferred Income Fund II
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Consumer Finance 6.56%			$18,489,580
HSBC Finance Corp. , 6.875% (Z)	AA-	310,900	6,547,554
HSBC Finance Corp. , 6.00% (Z)	AA-	72,200	1,321,982
HSBC Finance Corp. , 6.36%, Depositary Shares, Ser B (Z)	A	143,200	2,636,312
HSBC Holdings PLC , 6.20%, Ser A (Z)	A	254,600	4,506,420
SLM Corp. , 6.97%, Ser A (Z)	BB	64,000	1,344,000
SLM Corp. , 6.00% (Z)	BBB-	196,800	2,133,312

Diversified Banks 12.13%			34,199,756
Barclays Bank PLC , 7.10%, Ser 3 (Z)	A+	120,000	1,891,200
Fleet Capital Trust VIII , 7.20% (Z)	A	332,000	6,308,000
Republic New York Corp. , 6.25%, Ser HSBC (Z)	A+	45,400	794,046
Royal Bank of Scotland Group PLC , 7.25%, Ser T (Z)	BBB+	26,000	309,140
Royal Bank of Scotland Group PLC , 5.75%, Ser L (Z)	BBB+	450,500	4,730,250
Santander Finance Preferred SA, Unipersonal , 6.41%, Ser 1 (Z)	A+	205,000	4,450,550
USB Capital VIII , 6.35%, Ser 1 (Z)	A+	83,000	1,702,330
Wachovia Corp. , 8.00% (Z)	A-	457,600	8,991,840
Wachovia Preferred Funding Corp., 7.25%, Ser A (Z)	A-	111,000	1,842,600
Wells Fargo Capital Trust IV, 7.00% (Z)	AA-	130,000	3,179,800

Diversified Financial Services 14.36%			40,487,720
ABN AMRO Capital Funding Trust V, 5.90% (Z)	A-	397,467	4,948,464
ABN AMRO Capital Funding Trust VII, 6.08% (Z)	A-	110,000	1,339,800
BAC Capital Trust II, 7.00% (Z)	A	22,400	451,808
BAC Capital Trust IV, 5.875% (Z)	A	51,150	892,056
Citigroup Capital VIII, 6.95% (Z)	A	605,000	10,496,750
ING Groep NV , 7.050% (Z)	A	775,700	10,596,062
JPMorgan Chase & Co., 6.15%, Ser E (Z)	A	280,400	11,762,780

Diversified Metals & Mining 0.39%			1,097,550
Freeport McMoRan Copper & Gold, Inc. , 6.750%	BB	22,500	1,097,550

Electric Utilities 24.16%			68,101,320
Duquesne Light Co., 6.50% (Z)	BB	98,450	4,501,016
Entergy Mississippi, Inc., 7.25% (Z)	A-	102,050	2,345,109
FPC Capital I, 7.10%, Ser A (Z)	BBB-	632,003	14,055,747
FPL Group Capital Trust I, 5.875% (Z)	BBB+	225,000	5,118,750
Georgia Power Capital Trust VII, 5.875% (Z)	BBB+	95,000	2,066,250
HECO Capital Trust III, 6.50% (Z)	BB+	130,000	2,697,500
Interstate Power & Light Co., 8.375%, Ser B (Z)	Baa2	699,350	17,658,587
NSTAR Electric Co., 4.78% (Z)	A-	15,143	1,268,226
PPL Energy Supply, LLC, 7.00% (Z)	BBB	626,184	15,278,890
Southern California Edison Co., 6.00%, Ser C (Z)	BBB-	20,000	1,649,376
Westar Energy, Inc., 6.100% (Z)	BBB	76,900	1,461,869

Gas Utilities 2.03%			5,725,125
Southwest Gas Capital II, 7.70% (Z)	BB	254,450	5,725,125

Investment Banking & Brokerage 8.78%			24,755,296
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K (Z)	D	177,000	1,770
Lehman Brothers Holdings Capital Trust V, 6.00%, Ser M (Z)	D	46,600	652

John Hancock Preferred Income Fund II
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Investment Banking & Brokerage (continued)
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C
(Z)	D	145,200	$73
Merrill Lynch Preferred Capital Trust III, 7.00% (Z)	BBB+	360,400	6,007,868
Merrill Lynch Preferred Capital Trust IV, 7.12% (Z)	BBB+	172,200	2,894,682
Merrill Lynch Preferred Capital Trust V, 7.28% (Z)	BBB+	275,000	4,650,250
Morgan Stanley Capital Trust III, 6.25% (Z)	A-	258,779	3,863,571
Morgan Stanley Capital Trust IV, 6.25% (Z)	A-	57,000	831,630
Morgan Stanley Capital Trust V, 5.75% (Z)	A2	314,000	4,144,800
Morgan Stanley Capital Trust VI , 6.60% (Z)	A-	160,000	2,360,000

Life & Health Insurance 8.75%			24,664,121
Aegon NV, 6.375% (Z)	A-	355,000	3,550,000
MetLife, Inc., 6.50%, Ser B (Z)	BBB	744,550	12,225,511
Phoenix Cos., Inc., 7.45% (Z)	BBB-	226,200	3,551,340
PLC Capital Trust IV, 7.25% (Z)	BBB+	350,475	4,030,463
Prudential PLC, 6.50% (Z)	A-	95,807	1,306,807

Movies & Entertainment 5.11%			14,415,754
Viacom, Inc., 6.85% (Z)	BBB	834,245	14,415,754

Multi-Utilities 11.13%			31,381,622
Baltimore Gas & Electric Co., 6.99%, Ser 1995 (Z)	Ba1	39,870	4,090,415
BGE Capital Trust II, 6.20% (Z)	BB+	472,200	8,971,800
DTE Energy Trust I, 7.80% (Z)	BB+	283,400	6,180,954
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	4,805	333,803
South Carolina Electric & Gas Co., 6.52% (Z)	Baa2	15,000	1,243,125
Xcel Energy, Inc., 7.60% (Z)	BBB-	443,017	10,561,525

Oil & Gas Exploration & Production 7.36%			20,742,822
Nexen, Inc., 7.35% (Z)	BB+	1,151,100	20,742,822

Real Estate Investment Trusts 4.19%			11,809,230
Duke Realty Corp., 6.60%, Depositary Shares, Ser L (Z)	BBB-	109,840	1,208,240
Duke Realty Corp., 6.50%, Depositary Shares, Ser K (Z)	BBB-	110,000	1,203,400
Duke Realty Corp., 6.625%, Depositary Shares, Ser J (Z)	BBB-	449,400	5,280,450
Public Storage, Inc., 6.45%, Depositary Shares, Ser X (Z)	BBB	30,000	524,700
Public Storage, Inc., 7.50%, Depositary Shares, Ser V (Z)	BBB	176,100	3,592,440

Regional Banks 4.45%			12,553,800
PFGI Capital Corp., 7.75% (B) (Z)	BBB+	686,000	12,553,800

Reinsurance 0.16%			459,225
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Z)	BBB+	32,500	459,225

Specialized Finance 0.63%			1,762,500
CIT Group, Inc., 6.35%, Ser A (Z)	BBB-	100,000	860,000
Repsol International Capital Ltd., 7.45%, Ser A (Z)	BB+	47,500	902,500

Thrifts & Mortgage Finance 0.84%			2,365,927
Sovereign Bancorp, 7.30%, Depositary Shares, Ser C	BB+	5,067	79,552
Sovereign Capital Trust V, 7.75% (Z)	BB+	136,500	2,286,375

U.S. Government Agency 0.06%			157,500
Federal National Mortgage Assn., (8.250% to 12-31-10 then
variable) (P) (Z)	C	75,000	157,500

John Hancock Preferred Income Fund II
Securities owned by the Fund on
October 31, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Wireless Telecommunication Services 7.44%			$20,983,953
Telephone & Data Systems, Inc., 6.625% (Z)	BBB-	155,000	2,325,000
Telephone & Data Systems, Inc., 7.60% (Z)	BBB-	666,834	10,102,535
United States Cellular Corp., 7.50% (Z)	BBB-	559,243	8,556,418

Total investments (Cost $581,051,094)† 147.40%			$415,531,892
Other assets and liabilities, net (47.40%)			($133,619,699)
Total net assets 100.00%			$281,912,193

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

SADR Sponsored American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted $26,553,800 or 9.42% of the Fund's net assets as of October 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement. Total collateral value at October 31, 2008 was $406,260,862.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $581,158,178. Net unrealized depreciation aggregated $165,626,286, of which $1,960,977 related to appreciated investment securities and $167,587,263 related to depreciated investment securities.

The Fund had the following interest rate swap contracts open on October 31, 2008:

	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$63,500,000	4.37%	3-month LIBOR	Nov 2010	Bank of America	($2,035,075)
63,500,000	3.79%	3-month LIBOR	Jan 2011	Morgan Stanley	(1,175,060)

Total					($3,210,135)

Notes to portfolio of investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$329,313,833	-
Level 2 – Other Significant Observable Inputs	59,664,259	($3,210,135)
Level 3 – Significant Unobservable Inputs	26,553,800	-
Total	$415,531,892	($3,210,135)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of July 31, 2008	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	($5,468,555)	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	32,022,355	-
Balance as of October 31, 2008	$26,553,800	-

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk. A swap is an exchange of cash payments between the Fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statements of Operations. Cash payments may include upfront cash payments made by or to the fund. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as swap contracts at value in Statements of Assets and Liabilities and as unrealized appreciation or depreciation in the Statements of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss on the termination date. Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Risks and uncertainties Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Risk associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Leverage

The Fund utilizes a credit facility to increase its assets available for investment. The Fund has a Committed Facility Agreement (CFA) with a third party commercial bank that allows it to borrow up to an initial limit of $208 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky*
Gregory A. Russo*
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPF

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q1 10/08
12/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 16, 2008